Shareholders' Equity - Summary of Warrant Activity (Details) - 6 months ended Jun. 30, 2015 - Warrant [Member] - $ / shares		Total
Number of Warrants Outstanding Beginning Balance		875,000
Number of Warrants Issuance of warrants with Units - January 19, 2015*	[1]	10,825,000
Number of Warrants Issuance of warrants with Units -April 20, 2015	[1]	10,791,679
Number of Warrants Issuance of warrants for services**	[2]	500,000
Number of Warrants Outstanding Ending Balance		22,991,679
Weighted Average Exercise Price Outstanding Beginning Balance		$ 0.10
Weighted Average Exercise Price Outstanding Issuance of warrants with Units - January 19, 2015*	[1]	0.10
Weighted Average Exercise Price Outstanding Issuance of warrants with Units -April 20, 2015*	[1]	0.37
Weighted Average Exercise Price Outstanding Issuance of warrants for services**	[2]	0.31
Weighted Average Exercise Price Outstanding Ending Balance		$ 0.23

[1]	The warrants contain most favor nation and call provision and the Company classifies these warrant instruments as liabilities measured at fair value and re-measures these instruments at fair value each reporting period. (See FN 9)
[2]	The warrants contain a call provision and the Company classifies these warrant instruments as liabilities measured at fair value and re-measures these instruments at fair value each reporting period. (See FN 9)